Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and Other Current Assets
Deductible VAT input	¥ 779,694	¥ 1,040,024
Prepayment to vendors	541,457	167,453
Deposits	349,651	84,421
Receivables from JAC	196,075	20,939
Receivables from third party online payment service providers	154,264	74,464
Receivable of reimbursement from the depositary bank	87,170	80,461
Interest receivable	¥ 10,167	97,734
Derivative assets		104,277
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current
Other receivables	¥ 131,963	184,302
Total	2,246,408	1,850,143
Less: Allowance for doubtful accounts	¥ (4,033)	¥ (3,932)